CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss)/income	$ (106,088)	$ (18,223)	$ 173,170
Other Comprehensive Income/(Loss), net of tax:
Net change in unrealized losses on cash flow hedges	11,328	13,129	7,910
Foreign currency translation adjustment		42	(13)
Defined benefit pension and other postretirement benefit plans:
Net change in unrecognized prior service costs	(31)	294	118
Net change in unrecognized actuarial losses	563	(1,608)	2,234
Other Comprehensive Income, net of tax	11,860	11,857	10,249
Comprehensive (Loss)/Income	(94,228)	(6,366)	183,419
Parent Company [Member]
Net (loss)/income	(106,088)	(18,223)	173,170
Other Comprehensive Income/(Loss), net of tax:
Net change in unrealized losses on cash flow hedges	11,328	13,129	7,910
Foreign currency translation adjustment		42	(13)
Defined benefit pension and other postretirement benefit plans:
Net change in unrecognized prior service costs	(31)	294	118
Net change in unrecognized actuarial losses	563	(1,608)	2,234
Other Comprehensive Income, net of tax	11,860	11,857	10,249
Comprehensive (Loss)/Income	$ (94,228)	$ (6,366)	$ 183,419